CONTINGENT LIABILITIES AND COMMITMENTS - Additional Information (Details) - 6 months ended Jun. 30, 2025 € in Millions, £ in Millions	EUR (€)	GBP (£)
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	€ 1,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap	40
Maximum | UK & Ireland Multilateral Interchange Fees
Disclosure of contingent liabilities [line items]
Estimated effect of litigation	€ 1,000
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | £		£ 0